Shareholder Report, Average Annual Return (Details)		4 Months Ended	12 Months Ended	14 Months Ended
	Oct. 24, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000244420
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Shares based on NAV
C000244421
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Shares based on NAV
Without Sales Load [Member] | C000244420
Average Annual Return [Line Items]
Average Annual Return, Percent			7.89%	29.47%
Without Sales Load [Member] | C000244421
Average Annual Return [Line Items]
Average Annual Return, Percent			5.14%	28.19%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%	33.39%
Nasdaq 100 (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq 100 (Total Return, Unhedged, USD)
Average Annual Return, Percent			25.88%	35.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%	33.39%